LEASE LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Lease liabilities [abstract]
SCHEDULE OF CHANGES IN LEASE LIABILITY

Changes in lease liability is as follows:

	At 30 September	At 31 March
	2024	2024
	USD	USD
At the beginning of the period/year	365,356	-
Increase in lease liability	-	482,619
Interest expense (note 8)	9,667	18,328
Lease modification adjustment	-	(25,837)
Reduction in lease liability	(104,715)	(109,754)
At the end of the period/year	270,308	365,356

Changes in lease liability is as follows:

	At 31 March	At 31 March
	2024	2023
	USD	USD
At 1 April	-	-
Increase in lease liability	482,619	-
Interest expense (note 8)	18,328	-
Lease modification adjustment	(25,837)
Reduction in lease liability	(109,754)	-
	365,356	-

SCHEDULE OF LEASE LIABILITIES

Classified in the unaudited interim condensed consolidated statements of financial position as follows:

	At 30 September	At 31 March
	2024	2024
	USD	USD
Current	122,076	122,076
Non-current	148,232	243,280
	270,308	365,356
Classified in the combined statements of financial position as follows:
	At 31 March	At 31 March
	2024	2023
	USD	USD
Current	122,076	-
Non-current	243,280	-
	365,356	-

SCHEDULE OF MATURITY OF LEASE LIABILITIES

Maturity of lease liabilities is as follows:

	At 30 September	At 31 March
	2024	2024
	USD	USD
Not later than one year	104,714	139,619
Later than one year and not later than five years	186,159	255,969
Later than five years	-	-
	290,873	395,588
Finance costs	(20,565)	(30,232)
Present value of minimum lease payments	270,308	365,356

Maturity of lease liabilities is as follows:

	At 31 March	At 31 March
	2024	2023
	USD	USD
Not later than one year	139,619	-
Later than one year and not later than five years	255,969	-
	395,588	-
Finance costs	(30,232)	-
Present value of minimum lease payments	365,356	-